Annual Operating Expenses - FidelityTrendFund-RetailPRO - FidelityTrendFund-RetailPRO - Fidelity Trend Fund - Fidelity Trend Fund	Mar. 01, 2023
Operating Expenses:
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.58%

[1]	A The management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 1000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.